Other Receivables, Prepayments and Deposits (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of other receivables, prepayments and deposits

	June 30,	December 31,
	2022	2021

	(in US$’000)
Dividend receivables	46,387	46,387
Prepayments	19,889	14,128
Value-added tax receivables	2,251	16,616
Deposits	1,699	1,255
Amounts due from related parties (Note 17(ii))	998	1,149
Others	1,810	1,506
	73,034	81,041